Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.125 stated value per share
Amount Registered | shares	1,038,879
Maximum Aggregate Offering Price	$ 53,888,786.85
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,688.32
Rule 457(f)	true
Amount of Securities Received | shares	2,591,430
Value of Securities Received, Per Share	34.10
Value of Securities Received	$ 88,367,763.00
Cash Consideration Paid	34,478,976.15
Fee Note MAOP	$ 53,888,786.85
Offering Note	Represents the maximum number of shares of common stock, $0.125 stated value per share ("FFC common stock"), of First Financial Corporation ("FFC") estimated to be issuable by FFC upon completion of the merger of First Illinois Corporation ("First Illinois") with and into FFC, pursuant to the Agreement and Plan of Merger, dated as of August 26, 2026, by and between FFC and First Illinois (the "merger agreement"), as described in the proxy statement/prospectus included in this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional shares of FFC common stock as may be issuable as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(f)(2) and 457(f)(3) under the Securities Act. There is no market for the common stock, $1.00 par value per share, of First Illinois ("First Illinois common stock"), which is not listed or quoted on any securities exchange or automated quotation system, and First Illinois does not have an accumulated capital deficit. Accordingly, the proposed maximum aggregate offering price is equal to (i) the product of (A) $34.10, the book value per share of First Illinois common stock as of September 30, 2026, the latest practicable date prior to the filing of this registration statement, and (B) 2,591,430, the maximum number of shares of First Illinois common stock that may be exchanged or cancelled in the merger (consisting of 2,424,590 shares of First Illinois common stock outstanding and 166,840 shares of First Illinois common stock issuable upon the exercise of outstanding stock options), which product equals $88,367,763.00, less (ii) $34,478,976.15, the estimated maximum aggregate amount of cash to be paid by FFC in exchange for shares of First Illinois common stock in the merger (calculated as the $44.35 per share cash consideration multiplied by 777,429, the maximum number of shares of First Illinois common stock that may be converted into the right to receive the cash consideration under the merger agreement, assuming the exercise of all outstanding First Illinois stock options and the resulting proportionate increase in such maximum number from 727,377). The registration fee has been calculated by multiplying the proposed maximum aggregate offering price of $53,888,786.85 by 0.0000870 (i.e., $87.00 per $1,000,000).